Other current assets (Details Narrative) € in Millions			6 Months Ended
	Aug. 25, 2023 USD ($)	Aug. 21, 2023 USD ($) shares	Jun. 30, 2025 EUR (€)
Non-current prepayments and non-current accrued income other than non-current contract assets [abstract]
Shares of common stock (in Shares) | shares		6,410,971
Shares of common stock (in Shares)		$ 2,000,000	€ 1.7
Payment amount | $	$ 2,000,000